Unaudited Interim Condensed Balance Sheets	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
CURRENT ASSETS:
Cash	¥ 666,929,116	$ 4,329,303	¥ 104,379,373
Digital assets	462,455	3,002	153,764
Accounts receivable, net	15,349,541	99,640	9,139,641
Contract assets	6,804,044	44,168	17,208,508
Pledged assets	21,000,000	136,319
Prepayments	19,112,299	124,066	9,350,670
Short-term deposits	3,096,509	20,101	3,096,509
Income tax receivable			8,276
TOTAL CURRENT ASSETS	732,753,964	4,756,599	143,336,741
Property and equipment, net	619,192	4,019	927,858
Intangible assets, net	9,440,000	61,279	10,620,000
Operating lease right-of-use assets	15,610,293	101,333	3,471,991
Long-term deposits	657,740	4,270	657,740
Restricted cash	31,486,253	204,390	31,486,253
TOTAL ASSETS	790,567,442	5,131,890	190,500,583
CURRENT LIABILITIES:
Accounts payable	11,991,582	77,842	12,167,638
Bank loans – current portion, net	13,937,000	90,471	15,204,000
Secured borrowings	40,000,000	259,656
Other payables and accrued liabilities	44,891,670	291,410	52,466,403
Operating lease liabilities, current	8,040,067	52,191	2,775,741
TOTAL CURRENT LIABILITIES	163,860,319	1,063,683	82,613,782
Bank loans – non-current, net	27,524,000	178,669	33,859,000
Operating lease liabilities, non-current	6,873,976	44,622
TOTAL LIABILITIES	198,258,295	1,286,974	116,472,782
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 15,076,900 and 15,252,852 shares issued and outstanding as of April 30, 2025 and October 31, 2025, respectively	57,389,984	372,541	50,000,000
Additional paid-in capital	2,870,945,809	18,636,454	2,210,480,581
Accumulated deficit	(2,336,026,646)	(15,164,079)	(2,186,452,780)
TOTAL SHAREHOLDERS’ EQUITY	592,309,147	3,844,916	74,027,801
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	790,567,442	5,131,890	¥ 190,500,583
Related Party
CURRENT LIABILITIES:
Amount due to a director	¥ 45,000,000	$ 292,113